Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of inventory

For the year ended December 31	2025	2024
Wireless devices and accessories	230	239
Merchandise and other	159	181
Total inventory	389	420